 RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on August 1, 2014; such supplement (accession number 0000088053-14-000977) is incorporated by reference into this Rule 497 Document.

Cash Account Trust
Government & Agency Securities Portfolio
Deutsche Government & Agency Money Fund
Deutsche Government Cash Institutional Shares
Government Cash Managed Shares
Service Shares
Tax‐Exempt Portfolio
Deutsche Tax‐Exempt Cash Institutional Shares
Deutsche Tax‐Exempt Money Fund
Deutsche Tax‐Free Money Fund Class S
Service Shares

Investors Cash Trust
Treasury Portfolio
Deutsche U.S. Treasury Money Fund Class S
Investment Class Shares